Financial Instruments - Derivative Financial Instruments and Hedging Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	$ 476	$ 220	$ (10)
Amount of Gains/(Losses) Recognized in OCI	0	(1)
Amount of Gains/(Losses) Recognized in OCI	421	688
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	664	(27)	$ 520
Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	(172)	136
Other (Income) Deductions And Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	(1)	2
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	808	41
Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	339	80
Amount of Gains/(Losses) Recognized in OCI	(313)	175
Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	0	5
Hedged Item	0	(5)
Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other (Income) Deductions And Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	525	(182)
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	0	0
Designated as Hedging Instrument [Member] | Interest rate contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	900	(348)
Hedged Item	(900)	348
Designated as Hedging Instrument [Member] | Foreign currency short-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	34	68
Designated as Hedging Instrument [Member] | Foreign currency short-term borrowings [Member] | Other (Income) Deductions And Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Losses) Reclassified from OCI into OID and COS	0	0
Designated as Hedging Instrument [Member] | Foreign currency long-term debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	36	149
Designated as Hedging Instrument [Member] | Foreign currency long-term debt [Member] | Other (Income) Deductions And Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Losses) Reclassified from OCI into OID and COS	0	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing	136	140
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other (Income) Deductions And Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing	140	153
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing	188	77
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other (Income) Deductions And Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing	144	68
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	$ (172)	$ 136